Premises and equipment	12 Months Ended
Mar. 31, 2013
Premises and equipment

6. Premises and equipment

Premises and equipment at March 31, 2012 and 2013 consist of the following:

	2012	2013
	(in millions of yen)
Land	271,083	268,948
Buildings	735,188	743,473
Equipment and furniture	480,068	418,647
Leasehold improvements	89,200	90,306
Construction in progress	11,575	23,875
Software	668,448	657,702

Total	2,255,562	2,202,951
Less: Accumulated depreciation and amortization	1,150,693	1,110,962

Premises and equipment—net	1,104,869	1,091,989

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2011, 2012 and 2013 was ¥162,128 million, ¥160,231 million and ¥151,550 million, respectively.

Premises and equipment under capital leases, which is primarily comprised of data processing equipment, amounted to ¥45,392 million and ¥49,727 million at March 31, 2012 and 2013, respectively. Accumulated depreciation and amortization on such premises and equipment at March 31, 2012 and 2013 amounted to ¥28,254 million and ¥27,830 million, respectively.